Schedule of lease liabilities (Details) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease liabilities at beginning	R$ 2,536,681	R$ 2,431,180	R$ 2,431,180
Additions	551,554		560,088
Payments	(548,911)		(553,556)
Interest paid	1,021,601	1,002,146	(136,625)
Interest accrued	157,965		207,961
Disposals	(19,572)		(17,401)
Exchange rate variation	(24,625)		45,034
Lease liabilities at ending	2,555,210		2,536,681
Business combination	11,146
Interest paid	(109,028)
Current	485,905		383,162	R$ 376,628
Non-current	R$ 2,069,305		R$ 2,153,519	R$ 2,054,552
Land [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity	4 years 7 months 6 days		4 years 8 months 12 days
Lease liabilities at beginning	R$ 37,868	20,355	R$ 20,355
Additions	3,761		5,900
Payments	(5,256)		(5,819)
Interest paid	(6,360)		(4,716)
Interest accrued	6,360		4,716
Disposals	(970)		(1,729)
Transfers	82,851		18,811
Exchange rate variation	7,252		350
Lease liabilities at ending	R$ 125,506		R$ 37,868
Buildings [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity	1 year 10 months 25 days		4 years 8 months 12 days
Lease liabilities at beginning	R$ 2,195,407	2,227,026	R$ 2,227,026
Additions	397,918		310,204
Payments	(402,354)		(425,594)
Interest paid	(84,086)		(99,426)
Interest accrued	133,023		170,763
Disposals	(16,994)		(762)
Transfers	(82,851)		(18,238)
Exchange rate variation	(22,587)		31,434
Lease liabilities at ending	2,124,033		R$ 2,195,407
Business combination	R$ 6,557
Machinery [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity	10 months 25 days		1 year 9 months 18 days
Lease liabilities at beginning	R$ 3,773	25,687	R$ 25,687
Additions	98,353		5,518
Payments	(45,352)		(26,776)
Interest paid	(2,783)		(13,285)
Interest accrued	2,783		13,285
Disposals	(34)		(755)
Transfers			8
Exchange rate variation	97		91
Lease liabilities at ending	60,540		R$ 3,773
Business combination	R$ 3,703
Vehicles [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity	1 year 9 months 18 days		2 years 2 months 12 days
Lease liabilities at beginning	R$ 256,423	156,975	R$ 156,975
Additions	46,309		165,699
Payments	(74,416)		(64,674)
Interest paid	(13,893)		(15,231)
Interest accrued	13,893		15,231
Disposals	(1,574)		(14,155)
Transfers			(581)
Exchange rate variation	(9,387)		13,159
Lease liabilities at ending	218,241		R$ 256,423
Business combination	R$ 886
Softwares [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average maturity	1 year 6 months		1 year 7 months 6 days
Lease liabilities at beginning	R$ 43,210	R$ 1,137	R$ 1,137
Additions	5,213		72,767
Payments	(21,533)		(30,693)
Interest paid	(1,906)		(3,967)
Interest accrued	1,906		3,966
Lease liabilities at ending	R$ 26,890		R$ 43,210